Segment Operating Results (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Information Regarding Operations By Segment
The following information presents each segment's contribution.

	For the Years Ended December 31,
	2016	2015	2014
Investment Banking
Net Revenues (1)	$1,363,859	$1,130,915	$819,637
Operating Expenses	1,020,327	869,301	632,927
Other Expenses (2)	92,172	108,739	25,109
Operating Income	251,360	152,875	161,601
Income from Equity Method Investments	1,370	978	495
Pre-Tax Income	$252,730	$153,853	$162,096
Identifiable Segment Assets	$1,302,351	$1,097,373	$934,648
Investment Management
Net Revenues (1)	$76,193	$92,358	$96,221
Operating Expenses	57,379	77,231	86,547
Other Expenses (2)	9,000	39,332	328
Operating Income (Loss)	9,814	(24,205)	9,346
Income from Equity Method Investments	5,271	5,072	4,685
Pre-Tax Income (Loss)	$15,085	$(19,133)	$14,031
Identifiable Segment Assets	$359,995	$381,798	$511,908
Total
Net Revenues (1)	$1,440,052	$1,223,273	$915,858
Operating Expenses	1,077,706	946,532	719,474
Other Expenses (2)	101,172	148,071	25,437
Operating Income	261,174	128,670	170,947
Income from Equity Method Investments	6,641	6,050	5,180
Pre-Tax Income	$267,815	$134,720	$176,127
Identifiable Segment Assets	$1,662,346	$1,479,171	$1,446,556

(1)	Net revenues include Other Revenue, net, allocated to the segments as follows:

	For the Years Ended December 31,
	2016	2015	2014
Investment Banking (A)	$(239)	$(2,945)	$(1,722)
Investment Management (B)	386	(2,771)	(2,530)
Total Other Revenue, net	$147	$(5,716)	$(4,252)

(A)
Investment Banking Other Revenue, net, includes interest expense on the Notes Payable, subordinated borrowings and the line of credit of $9,578, $6,041 and $4,470 for the years ended December 31, 2016, 2015 and 2014, respectively.

(B)
Investment Management Other Revenue, net, includes interest expense on the Notes Payable and the line of credit of $670, $3,576 and $3,770 for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	Other Expenses are as follows:

	For the Years Ended December 31,
	2016	2015	2014
Investment Banking
Amortization of LP Units / Interests and Certain Other Awards	$80,846	$83,673	$3,399
Other Acquisition Related Compensation Charges	—	1,537	7,939
Special Charges	—	2,151	4,893
Professional Fees	—	—	1,672
Acquisition and Transition Costs	(692)	4,879	4,712
Fair Value of Contingent Consideration	1,107	2,704	—
Intangible Asset and Other Amortization	10,911	13,795	2,494
Total Investment Banking	92,172	108,739	25,109
Investment Management
Special Charges	8,100	38,993	—
Acquisition and Transition Costs	791	11	—
Intangible Asset and Other Amortization	109	328	328
Total Investment Management	9,000	39,332	328
Total Other Expenses	$101,172	$148,071	$25,437

Revenues Derived from Clients and Private Equity Funds by Geographical Areas
The Company's revenues were derived from clients and private equity funds located and managed in the following geographical areas:

	For the Years Ended December 31,
	2016	2015	2014
Net Revenues: (1)
United States	$1,056,796	$900,672	$608,631
Europe and Other	338,285	287,884	248,815
Latin America	44,824	40,433	62,664
Total	$1,439,905	$1,228,989	$920,110
(1) Excludes Other Revenue and Interest Expense

Assets by Geographic Areas
The Company's total assets are located in the following geographical areas:

	December 31,
	2016	2015
Total Assets:
United States	$1,376,101	$1,135,570
Europe and Other	190,380	221,358
Latin America	95,865	122,243
Total	$1,662,346	$1,479,171